Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Trade Accounts Receivable, Net

Trade accounts receivable, net consisted of the following:

	December 31,	December 31,
	2022	2021
Trade accounts receivable	1,991	1,778
Current expected credit losses allowance (“CECLA”)	(21)	(19)
Total	1,970	1,759

Schedule of Changes in Reported CECLA

On that basis, the changes in reported CECLA for the year ended December 31, 2022 are presented below:

CECLA As of December 31, 2021	(19)
Current-period adjustment to CECLA	(2)
CECLA As of December 31, 2022	(21)